Document and Entity Information	Aug. 08, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001158863
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	WAGEWORKS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35232
Entity Tax Identification Number	94-3351864
Entity Address, Address Line One	1100 Park Place
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	577-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	WAGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false